Avenue Credit Strategies Fund (Prospectus Summary) | Avenue Credit Strategies Fund
Avenue Credit Strategies Fund
Investment Objective
Avenue Credit Strategies Fund (the "Fund") seeks total return, primarily from capital appreciation, fees and interest income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Avenue Credit Strategies Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Avenue Credit Strategies Fund		Investor Class	Institutional Class
Management (Advisory) Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Shareholder Servicing Fees		0.25%	0.15%
All Other Expenses	[1]	3.86%	3.86%
Total Other Expenses		4.11%	4.01%
Total Annual Fund Operating Expenses		5.36%	5.01%
Expense Reimbursement	[2]	(3.61%)	(3.51%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.75%	1.50%
[1]	"All Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Avenue Capital Management II, L.P., the Fund's investment adviser (the "Adviser"), has contractually agreed to reimburse the Fund so that Total Annual Fund Operating Expenses After Expense Reimbursement are limited to 1.75% and 1.50% of the average daily net assets of the Investor Class and Institutional Class, respectively, through and including May 31, 2013 (excluding (i) interest, taxes, brokerage commissions and expenditures capitalized in accordance with generally accepted accounting principles, (ii) portfolio transactions and investment related expenses, and (iii) extraordinary expenses not incurred in the ordinary course of the Fund's business) (the "Expense Cap Agreement"). The Fund may repay any such reimbursement from the Adviser if, within three years of the reimbursement, the Fund could repay the Adviser without causing the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement to exceed 1.75% and 1.50% of the average daily net assets of the Investor Class and Institutional Class, respectively, for the fiscal year in which such repayment would occur when such amount repaid to the Adviser is included in the Fund's Total Annual Fund Operating Expenses. The Expense Cap Agreement can only be terminated by the independent Trustees of the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same, and that the Adviser did not reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the Expense Cap Agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Avenue Credit Strategies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Investor Class	178	1,281
Institutional Class	153	1,190

The Example reflects the impact of the Fund's contractual expense limitation for a period of at least one year. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Principal Investment Strategies of the Fund
Depending on current market conditions and the Fund's outlook over time, the
Fund seeks to achieve its investment objective by opportunistically investing in a combination of high yield bonds, senior secured bank loans ("Senior Loans")
and distressed debt instruments (and loan-related or debt-related instruments, including derivative instruments) (collectively, "credit obligations").

The Fund will primarily utilize a fundamental based investment research process that will seek to capitalize on market inefficiencies and reallocate its portfolio to opportunistically emphasize those investments, categories of investments and geographic exposures believed to be best suited to the current investment and interest rate environment and market outlook.

Portfolio Construction Guidelines.  Under normal market conditions, the Fund will invest at least 80% of its total assets in any combination of the following credit obligations and related instruments: (i)  unsecured debt obligations, including high yield, high-risk obligations (i.e., those that, at the time of investment, are rated below investment grade by a nationally recognized statistical rating organization ("NRSRO") or are unrated but deemed by the
Fund's investment adviser, Avenue Capital Management II, L.P. (the "Adviser"), to be of comparable quality, which are often referred to as "junk" securities);
(ii) Senior Loans (including those that, at the time of investment, could be considered "junk" securities as described above); (iii) second lien or other subordinated or unsecured adjustable, variable or floating rate and fixed rate loans or debt, including convertible bonds (including those that, at the time of investment, could be considered "junk" securities as described above);
(iv) structured products, including collateralized debt and loan obligations
(collectively, "structured products") that provide long or short exposure to other credit obligations; (v) swaps and other derivative instruments (including credit default, total return, index and interest rate swaps, options (including options on swaps, futures contracts and foreign currencies), forward contracts and futures contracts) that provide long or short exposure to credit obligations; (vi) foreign currencies and foreign currency derivatives (including foreign currency related swaps, futures contracts and forward contracts)
acquired for the purpose of hedging the currency risk arising from the credit obligations in the Fund's portfolio; (vii) preferred stocks (including those that, at the time of investment, could be considered "junk" securities as described above); and (viii) short-term debt securities such as U.S. government securities, commercial paper and other money market instruments and cash equivalents (including shares of money market funds). Certain types of structured products, swaps and other derivative instruments provide short exposure to other credit obligations because the value of such instruments is inversely related to the value of one or more other credit obligations.  The
Fund will not seek to maintain any particular weighted average maturity or duration for its investment portfolio.

Under normal market conditions, the Fund may invest up to 20% of its total assets in any combination of the following: (i) structured products that do not provide long or short exposure to other credit obligations; (ii) swaps and other derivative instruments (including total return, index and interest rate swaps, options, warrants, forward contracts, futures contracts and options on futures contracts) that do not provide long or short exposure to other credit obligations; (iii) equity securities obtained through the conversion or exchange of convertible or exchangeable instruments, debt restructurings or bankruptcy proceedings and hedges on such positions; (iv) equity securities issued through the conversion or exchange of convertible or exchangeable instruments, debt restructurings or post-reemergence from bankruptcy for a period of time up to 18 months following such issuance; and (v) rights offered by companies in bankruptcy or undergoing a debt restructuring. If the Fund receives equity securities in a debt restructuring or bankruptcy proceeding in an amount that would cause it to exceed the foregoing 20% limitation, the Fund will not be required to reduce its positions in such securities, or in any related hedges or any other investment, if the Adviser believes it would not be in the best interest of the Fund to do so.  However, the Fund may not increase its position in such securities while it remains above the 20% limitation.

Structured products, swaps and other derivative instruments that do not provide long or short exposure to other credit obligations are those instruments whose reference or underlying assets or indices are not credit obligations or indices of credit obligations. Examples of such instruments include equity- and commodity-linked notes, total return swaps based on the value of an equity security or commodity futures contracts. The Fund may invest in such instruments in order, for example: (i) to seek current income or capital appreciation; or
(ii) to reduce the Fund's exposure solely to credit obligations. The Adviser believes that the flexibility afforded by being able to invest in such instruments may benefit the Fund by: (i) allowing the Fund to invest in potentially attractive investment opportunities that are not credit obligations;
and (ii) increasing the mix of instruments in the Fund's portfolio which could reduce the overall risk of the Fund's portfolio (although the Fund intends to remain a non-diversified investment company). There can be no assurance that these benefits will be realized and such instruments may expose the Fund to risks not presented by credit obligations.  The Fund may invest in such instruments for non-hedging purposes, which is considered a speculative practice, and presents even greater risk of loss.

The Fund may invest up to 20% of its total assets in Senior Loans or other unsecured obligations including unsecured high yield and convertible bonds which are in default or bankruptcy at the time of investment.

The Adviser manages assets for accounts other than the Fund, including private funds, which may invest in the same types of securities.  In order to mitigate potential conflicts and seek to maintain a portfolio with the risk/return and liquidity characteristics that the Fund believes to be appropriate for open-end investment company investors, the Fund has adopted a policy pursuant to which, at the time an investment is made by the Fund, the Fund's portfolio will have no more than 20% overlap, on a market value basis, at the security specific level with the portfolio securities held by any private fund advised by the Adviser or its affiliates (an "Avenue private fund") (i.e., no more than 20% of the Fund's portfolio securities will be identical to the securities held by any Avenue private fund) (the "20% overlap limit").  The 20% overlap limit will be measured as the percentage of:

a)  the combined market value of the specific securities in the Fund that are owned by, and overlap at the security specific level with, any Avenue private fund, divided by

b)  the combined market value of the Fund's total assets.

Investment opportunities appropriate for both the Fund and an Avenue private fund generally will be allocated between the Fund and an Avenue private fund in a manner that the Adviser believes to be fair and equitable under the circumstances, in accordance with the Adviser's trade allocation policies.

However, to the extent that the Fund exceeds the foregoing limit other than due to a transaction by the Fund (e.g., appreciation or depreciation of certain assets in the Fund or an acquisition by one or more Avenue private funds), the
Fund will not be required to sell any of its holdings but will be precluded from acquiring any additional securities that the Avenue private fund(s) currently hold.  Notwithstanding the foregoing, the Fund will be permitted to convert, exchange or exercise any security it currently holds and participate in any rights offerings or other offerings available to holders of securities currently held in its portfolio regardless of whether such transaction would be in excess of the foregoing 20% limit. There is no limit to the amount the Fund may invest in different credit obligations of the same entity or group of affiliated entities in which an Avenue private fund invests, so long as there is no more than 20%
overlap on a security specific level.

Credit Quality and Geographic Origin of Portfolio Investments.  In making investments in accordance with the foregoing portfolio construction guidelines, the Fund may invest in credit obligations of any credit quality.  The Fund may invest in credit obligations from issuers that, at the time of investment, the
Adviser believes to be distressed (i.e., unable to service their debts).

In making investments in accordance with the foregoing portfolio construction guidelines, the Fund may invest globally in U.S. and non-U.S. issuers'
obligations and such obligations may be U.S. dollar denominated as well as
non-U.S. dollar denominated. The Fund will typically seek to limit its exposure to foreign currency risks by entering into forward transactions and other hedging transactions to the extent practicable. Under normal market conditions, the Fund expects to invest in both U.S. and non-U.S. issuers. However, the Fund may invest a substantial part of its assets in just one country. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund anticipates that its initial areas of geographic focus will be the United States and, secondarily, developed Europe and Canada. The Fund's geographic areas of focus are subject to change from time to time and may be changed without prior notice to the Fund's shareholders. However, the Fund plans to invest primarily in countries that have creditors' rights laws and regulations that the Fund believes are sufficiently developed with adequate creditor protection rights.  There is no minimum or maximum limit on the amount of the Fund's assets that may be invested in non-U.S. developed country credit obligations, but the Fund will invest no more than 20% of its total assets in emerging market credit obligations or sovereign obligations of developed and emerging market issuers.

The Fund is "non-diversified" for purposes of the Investment Company Act of
1940, as amended (the "1940 Act").
Principal Risks of Investing in the Fund
You may lose money by investing in the Fund, including the possibility that you may lose all of your investment. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the U.S. Federal Deposit Insurance
Corporation ("FDIC") or any other governmental agency.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements.
Investors should not consider the Fund a complete investment program.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The values of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer remaining maturities. Market risk is often greater among certain types of fixed income securities, which do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities. The widening of credit spreads (i.e., the difference in yield between different securities, due to different credit quality), especially in the absence of defaults in higher yield, lower rated credit obligations, could also adversely affect the market value of securities owned by the Fund. Obligations with longer remaining maturities or durations generally expose the Fund to more market risk.

Credit Risk. Credit risk refers to the possibility that the issuer of a security or other instrument will be unable to make timely interest payments and/or repay the principal on its debt. Because the Fund may invest, without limitation, in securities that are below investment grade (including obligations of distressed issuers), the Fund is subject to a greater degree of credit risk than a fund investing primarily in investment grade securities. Below investment grade securities (i.e., securities rated Ba or lower by Moody's Investors Service,
Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Services ("S&P"))
are commonly referred to as "junk" securities. Generally, lower-grade securities provide a higher yield than higher-grade securities of similar maturity but are subject to greater risks, such as greater credit risk, greater volatility and greater liquidity concerns. Such securities are generally regarded as predominantly speculative with respect to the issuers' capacity to pay interest or repay principal in accordance with their terms. Lower-grade securities are more susceptible to non-payment of interest and principal and default than higher-grade securities and are more sensitive to specific issuer developments or real or perceived general adverse economic changes than higher-grade securities. The market for lower-grade securities may also have less information available than the market for other securities, further complicating evaluations and valuations of such securities and placing more emphasis on the experience, judgment and analysis of the Adviser.

Counterparty Risk. Changes in the credit quality of the companies that serve as the Fund's counterparties with respect to derivatives, swaps or other transactions supported by the counterparty's credit may affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to subprime mortgages or other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such hardships have reduced such entities' capital and called into question their continued ability to perform their obligations under such transactions. By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience similar financial hardships. In the event of default by, or the insolvency of, a counterparty, the Fund may sustain losses or be unable to liquidate a derivative or swap position. The Adviser will evaluate and monitor the creditworthiness of the Fund's counterparties.  Specifically, the Adviser's risk and compliance personnel will implement processes with respect to pre-approval, ongoing monitoring and parameters with respect to the
Fund's counterparty risk exposure.  The parameters and limitations that may be imposed will depend on the creditworthiness of the Funds' counterparties and the nature of the transactions in which the Fund will engage.  Up to 25% of the value of the Fund's total assets may be exposed to any one issuer (a Fund's counterparty in an over-the-counter derivative transaction is considered to be the "issuer" of such investment), however, the Fund intends to qualify as a
"regulated investment company" under the Internal Revenue Code and accordingly, with respect to 50% of the Fund's assets, no more than 5% of the Fund's total assets may be invested in the securities of any one issuer, at the end of each quarter of its taxable year. Other than the foregoing limitations, there is no maximum amount of the Fund's assets that could be exposed to any one group of affiliated counterparties.

Below Investment Grade Securities Risk. Fixed income securities rated below investment grade (also known as high yield securities, or "junk bonds")
generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than for investment grade obligations.
The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality instruments. Under continuing adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade securities, especially in a market characterized by a low volume of trading.

Interest Rate and Income Risk. The income you receive from the Fund is based in large part on interest rates, which can vary widely over the short and long term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund's income risk.
Market interest rates are at or near their lowest levels in many years and thus there is a substantial risk that the fixed rate securities or other instruments in the Fund's portfolio will decline in value as interest rates rise.

Prepayment or Call Risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or "call" their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders.

Risks of Senior Loans. There is less readily available and reliable information about most Senior Loans than is the case for many other types of instruments, including listed securities.

Senior Loans are not listed on any national securities exchange or automated quotation system and as such, many Senior Loans are less liquid, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market is more volatile than for liquid, listed securities and may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
The market for Senior Loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates, resulting in fluctuations in the Fund's net asset value ("NAV") and difficulty in valuing the
Fund's portfolio of Senior Loans. Although the Adviser believes that the Fund's investments in adjustable rate Senior Loans could limit fluctuations in the
Fund's NAV as a result of changes in interest rates, extraordinary and sudden changes in interest rates could nevertheless disrupt the market for such Senior
Loans and result in fluctuations in the Fund's NAV and difficulty in valuing the
Fund's portfolio of Senior Loans.  Senior loans may also be subject to structural subordination and, although they may be senior to equity and other debt securities in the borrower's capital structure, may be subordinated to obligations of the borrower's subsidiaries (i.e., a borrower may only be able to make payments on a Senior Loan after the debt obligations of the borrower's subsidiaries have been repaid).

Risks of Second Lien or Other Subordinated or Unsecured Loans or Debt. Second
lien or other subordinated or unsecured loans or debt generally are subject to similar risks as those associated with investments in Senior Loans. In addition, because second lien or other subordinated or unsecured loans or debt are subordinated in payment and/or lower in lien priority to Senior Loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.
This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien or subordinated loans or debt, both secured and unsecured, are expected to have greater price volatility than Senior Loans and may be less liquid. Second lien or other subordinated or unsecured loans or debt of below investment grade quality share risks similar to those associated with investments in other below investment grade securities and obligations.

Risks of Structured Products. The Fund may invest in structured products, including collateralized debt obligations ("CDOs"), collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments to which it is entitled only from the issuer of the structured product, and generally does not have direct rights against the issuer of, or the entity that sold, assets underlying the structured product. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding such securities, investors in structured products generally pay their share of the structured product's administrative and other expenses. When investing in structured products, it is impossible to predict whether the underlying indices or prices of the underlying assets will rise or fall, but prices of the underlying indices and assets (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally. Certain structured products may be thinly traded or have a limited trading market and may have the effect of decreasing the Fund's liquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for, and may have difficulty valuing, these securities.  The
Fund may invest in such instruments for non-hedging purposes, which is considered a speculative practice, and presents even greater risk of loss.

Risks of Swaps. The Fund may enter into swap transactions, including credit default, total return, index and interest rate swap agreements, as well as options thereon, and may purchase or sell interest rate caps, floors and collars. Such transactions are subject to market risk, risk of default by the other party to the transaction (i.e., counterparty risk), risk of imperfect correlation and manager risk and may involve commissions or other costs. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. When the Fund sells credit default swaps, however, the risk of loss may be the entire notional amount of the swap. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps. If the Adviser is incorrect in its forecast of market values, interest rates, currency exchange rates or counterparty risk, the investment performance of the
Fund would be less favorable than it would have been if these investment techniques were not used.  The Fund may invest in such instruments for non-hedging purposes, which is considered a speculative practice, and presents even greater risk of loss.

Risks of Other Derivative Instruments. The Fund may utilize options, forward contracts, futures contracts and options on futures contracts for hedging purposes, and to seek to increase total return. These instruments involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default by the other party to the transaction (i.e., counterparty risk), illiquidity of the derivative instrument and, to the extent the prediction as to certain market movements is incorrect, the risk that the use of such instruments could result in losses greater than if they had not been used. In addition, transactions in such instruments may involve commissions and other costs, which may increase the Fund's expenses and reduce its return. Amounts paid as premiums and cash or other assets held in margin accounts with respect to such instruments are not otherwise available to the Fund for investment purposes.  The Fund may invest in such instruments for non-hedging purposes, which is considered a speculative practice, and presents even greater risk of loss.

Foreign Securities Risk. The Fund may invest in credit obligations, including loans, of issuers that are organized or located in countries other than the
United States, including non-U.S. dollar denominated securities. Investing in
non-U.S. issuers involves risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors' rights, the potential inability to enforce legal judgments, the potential for political, social and economic adversity and currency risk.
Currency risk is the risk that fluctuations in the exchange rates between the
U.S. dollar and non-U.S. currencies may negatively affect an investment. The value of investments denominated in non-U.S. currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in such relative value could reduce the value of such investments held by the Fund.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible restructuring of government debt, transaction taxes and other taxes and other government measures responding to those concerns. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

The foreign securities in which the Fund may invest may be issued by companies or governments located in emerging market countries. The foreign securities in which the Fund may invest may be issued by companies or governments located in emerging market countries. Investing in the securities of issuers operating in emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S.
issuers. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies or governments located in emerging market countries tend to be especially volatile and may be less liquid than securities traded in developed countries. Securities in these countries have been characterized by greater potential loss than securities of companies and governments located in developed countries.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the
1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

Manager Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing investments or investment techniques in managing the Fund's portfolio, and the Fund's performance may lag behind that of similar funds. The Adviser has great flexibility in selecting investments because the
Fund is unconstrained by capitalization, industry, style and geographic region.
This increased flexibility may present greater investment risk than a fund with more rigid investment restrictions because the success of the Adviser's portfolio selections is dependent upon a greater number of variables. The
Adviser has not previously managed an open-end mutual fund.  The Fund may be liquidated at any time without shareholder approval and at a time that may not be favorable for all of the Fund's shareholders.

Style Risk. The Adviser identifies opportunities in industries that appear to be temporarily distressed or in turmoil. The prices of securities in these industries may tend to go down more than those of companies in other industries.
Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Short Position Risk. The Fund may use structured products and derivatives to implement short positions, and may engage in short selling. Taking short positions and short selling involve leverage of the Fund's assets and present various risks. If the price of the instrument or market which the Fund has taken a short position on increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a third party. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the issuer of the structured product or counterparty to the derivative transaction may fail to honor its contract terms, causing a loss to the Fund.

In order to sell an instrument short, the Fund must first borrow the instrument from a lender, such as a broker or other institution. The Fund may not always be able to borrow the instrument at a particular time or at an acceptable price.
Thus, there is risk that the Fund may be unable to implement a short position in a specific security due to the lack of available instruments or for other reasons. In short sales, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund, which may result in a loss or gain, respectively. Unlike purchasing a bond, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the bond at the time of the short sale.

The Securities and Exchange Commission ("SEC") and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales which could inhibit the ability of the
Adviser to sell securities short on behalf of the Fund.

Hedging Strategies Risk.  There can be no assurance that the Fund's hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in market prices or currency exchange rates occur.

Conflicts of Interest Risk.  Because the Adviser manages assets for other investment companies, pooled investment vehicles and/or other accounts
(including institutional clients, pension plans and certain high net worth individuals), certain conflicts of interest are present. For instance, the
Adviser receives fees from certain accounts that are higher than the fees received from the Fund, or receives a performance-based fee on certain accounts.
In those instances, the Adviser has an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest exists to the extent the Adviser has proprietary investments in certain accounts or where the portfolio manager or other employees of the Adviser have personal investments in certain accounts. The Adviser has an incentive to favor these accounts over the Fund. Because the Adviser manages accounts that engage in short sales of (or otherwise take short positions in) securities or other instruments of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts taking short positions, if such short positions cause the market value of the securities to fall.  The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest. These policies and procedures will have the effect of foreclosing certain investment opportunities for the Fund from time to time.  The 20% overlap limit, discussed above, may have the same effect.

Conflicts of interest may arise where the Fund and other funds advised by the
Adviser or its affiliates ("Avenue funds") simultaneously hold securities representing different parts of the capital structure of a stressed or distressed issuer. In such circumstances, decisions made with respect to the securities held by one Avenue fund may cause (or have the potential to cause)
harm to the different class of securities of the issuer held by other Avenue funds (including the Fund). For example, if such an issuer goes into bankruptcy or reorganization, becomes insolvent or otherwise experiences financial distress or is unable to meet its payment obligations or comply with covenants relating to credit obligations held by the Fund or by the other Avenue funds, such other
Avenue funds may have an interest that conflicts with the interests of the Fund.
If additional financing for such an issuer is necessary as a result of financial or other difficulties, it may not be in the best interests of the Fund to provide such additional financing, but if the other Avenue funds were to lose their respective investments as a result of such difficulties, the Adviser may have a conflict in recommending actions in the best interests of the Fund. In such situations, the Adviser will seek to act in the best interests of each of the Avenue funds (including the Fund) and will seek to resolve such conflicts in accordance with its compliance procedures.

In addition, the 1940 Act limits the Fund's ability to enter into certain transactions with certain affiliates of the Adviser. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company of a fund managed by the Adviser or one of its affiliates. Nonetheless, the Fund may under certain circumstances purchase any such portfolio company's loans or securities in the secondary market, which could create a conflict for the Adviser between the interests of the Fund and the portfolio company, in that the ability of the Adviser to recommend actions in the best interest of the Fund might be impaired. The 1940
Act also prohibits certain "joint" transactions with certain of the Fund's affiliates (which could include other Avenue funds), which could be deemed to include certain types of investments, or restructuring of investments, in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund.  The Board of Trustees of the Fund (the "Board") has
approved various policies and procedures reasonably designed to monitor potential conflicts of interest.  The Board will review these policies and procedures and any conflicts that may arise.
Performance
Because the Fund had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the
Prospectus. Annual performance returns provide some indications of the risks of investing in the Fund by showing changes in performance from year to year.
Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance.